                                                 ACCRU

                                                 VARIABLE ANNUITY
                                                 VARIABLE UNIVERSAL LIFE



                                                 ANNUAL REPORT
                                                 DECEMBER 31, 1995


                                                 CAPITAL STRATEGIES
                                                 FOR THE SAVVY INVESTOR
                                                 FROM CIGNA

THOMAS C. JONES
President
CIGNA Individual Insurance

February 28, 1996

Dear Client:

This report reviews the performance of the ACCRU Variable Annuity and ACCRU Variable Universal Life products from the date each sub-account was initially funded through December 31, 1995. It is gratifying to report that during this period, a majority of the active investment vehicles underlying the ACCRU Variable Annuity and ACCRU Variable Universal Life products achieved solid gains.

The past year was an essentially positive one for the U.S. economy, marked by healthy corporate profits, mild inflation and moderate growth. Both the U.S. bond market and the domestic equity market moved steadily upward. The world economy felt the impact of the Mexican financial crisis and related shocks in other emerging markets. Foreign equity markets, in general, did not perform as vigorously as U.S. markets. On balance, the Mexican crisis and various other factors caused attention to shift from higher risk investment opportunities, particularly abroad, to safer, more traditional investments at home. The Federal Reserve very gradually eased credit conditions from the peak of restraint reached in February of 1995.

Bonds performed extremely well during 1995 because of low inflation, sharply declining interest rates, and a renewed confidence in dollar investments. Average bond yields dropped steadily throughout the year. Of particular significance, the yield on the benchmark 30-year Treasury bond fell to 5.95% by year end, from 7.88% at the close of 1994. Like the U.S. bond market, the domestic equity market moved upward with hardly a pause and the Dow Jones Industrial Average breached two milestones -- 4000 in February and 5000 in November.

Although U.S. investment markets ended the year on a strong note, there was an underlying discomfort with the economy, including concerns about the impact of the budget conflict on the economy. Investment spending and exports remained the growth leaders in the economy. A disappointing Christmas retail season was expected to dampen domestic orders in early 1996, and, with operating gains drifting lower, there were reasons to doubt the sustainability of the investment spending boom. During 1996, one or more additional short term rate cuts can be expected from the Federal Reserve unless there are unexpected economic developments. When short rates are again reduced, the economy should be stimulated by another flurry of consumer, business and municipal refinancing.

Most analysts and market watchers agree that 1995 will be a hard act to follow although certain positive factors remain, including the potential for continued corporate earnings growth. The term "cautious optimism" best describes the economic and investment outlook as we move forward into 1996.

Following is a summary of sub-account performances for the period from the date each sub-account was initially funded through December 31, 1995. The Accumulation Unit Value for each sub-account was or will be set initially at $10.00. Please refer to the separate account financial statements for specific sub-account inception dates.
------------------------------------------------------------------------------

                                                                12/31/95      PRODUCT
                                                              ACCUMULATION  INCEPTION %
 VARIABLE ANNUITY                                             UNIT VALUE*      CHANGE
 Alger American Growth Portfolio                                 12.385784         23.86
 Alger American Leveraged AllCap Portfolio                       13.895178         38.95
 Alger American MidCap Growth Portfolio                          13.106537         31.07
 Alger American Small Capitalization Portfolio                   13.092181         30.92
 Fidelity VIP Equity -- Income Portfolio                         12.128673         21.29
 Fidelity VIP Money Market Portfolio                             10.245402          2.45
 Fidelity VIP II: Asset Manager Portfolio                        11.280365         12.80
 Fidelity VIP II: Investment Grade Bond Portfolio                10.541110          5.41
 MFS Total Return Series                                         11.003903         10.04
 MFS Utilities Series                                            11.365171         13.65
 MFS World Government Series                                     10.277969          2.78
 Neuberger & Berman AMT Balanced Portfolio                       10.269633          2.70
 Neuberger & Berman AMT Limited Maturity Bond Portfolio          10.547360          5.47
 Neuberger & Berman AMT Partners Portfolio                       12.122020         21.22
 Quest for Value Global Equity Portfolio                         11.758951         17.59
 Quest for Value Managed Portfolio                               11.143831         11.44
 Quest for Value Small Cap Portfolio                             10.855343          8.55

                                                                12/31/95      PRODUCT
                                                              ACCUMULATION  INCEPTION %
 VARIABLE UNIVERSAL LIFE                                       UNIT VALUE      CHANGE
 Alger American Growth Portfolio                                 12.175146         21.75
 Alger American Leveraged AllCap Portfolio                       14.765068         47.65
 Alger American MidCap Growth Portfolio                          12.966604         29.67
 Alger American Small Capitalization Portfolio                   12.845183         28.45
 Fidelity VIP Equity -- Income Portfolio                         11.970125         19.70
 Fidelity VIP II: Asset Manager Portfolio                        10.493126          4.93
 Fidelity VIP II: Investment Grade Bond Portfolio                10.215729          2.16
 MFS Total Return Series                                         10.618988          6.19
 MFS Utilities Series                                            10.070410          0.70
 MFS World Government Series                                     10.417540          4.18
 Neuberger & Berman AMT Balanced Portfolio                        9.807578         -1.92
 Neuberger & Berman AMT Limited Maturity Bond Portfolio           **            **
 Neuberger & Berman AMT Partners Portfolio                       12.079554         20.80
 Quest for Value Global Equity Portfolio                         10.050817          0.51
 Quest for Value Managed Portfolio                               12.250674         22.51
 Quest for Value Small Cap Portfolio                             10.235194          2.35

* Variable Annuity unit values reflect the Company's waiver of its mortality and expense risk charges at a rate of 1.20% per year throughout the April 10 through May 31 period. Had these charges been imposed, ending accumulation unit values would have been lower for those funds open during that period.
**As of 12/31/95, no Variable Life premium payments had yet been allocated to this fund.
To review the performances and portfolios of mutual funds used in the ACCRU Variable Annuity and ACCRU Variable Universal Life contracts, please refer to the financial statements following the Table of Contents.
We will continue to do our utmost to assist in providing for your long-term financial security.
Respectfully submitted,
              [SIG]
Thomas C. Jones
President

               TABLE OF CONTENTS

                        CONNECTICUT GENERAL SEPARATE ACCOUNTS
                          FINANCIAL STATEMENTS

               CG VARIABLE ANNUITY SEPARATE ACCOUNT II
                          CG VARIABLE LIFE SEPARATE ACCOUNT I

               THE ALGER AMERICAN FUND
                          ANNUAL REPORT

               ALGER AMERICAN GROWTH PORTFOLIO
                          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                          ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

               FIDELITY INVESTMENTS
                          VARIABLE INSURANCE
                          PRODUCTS FUND ANNUAL REPORT*

               MONEY MARKET PORTFOLIO
                          EQUITY-INCOME PORTFOLIO

               VARIABLE INSURANCE
                          PRODUCTS FUND II
                          ANNUAL REPORT
                          INVESTMENT GRADE BOND PORTFOLIO
                          ASSET MANAGER PORTFOLIO

               MFS VARIABLE INSURANCE TRUST
                          ANNUAL REPORT

               MFS TOTAL RETURN SERIES
                          MFS UTILITIES SERIES
                          MFS WORLD GOVERNMENTS SERIES

               NEUBERGER & BERMAN ADVISERS
                          MANAGEMENT TRUST ANNUAL REPORT

               BALANCED PORTFOLIO
                          LIMITED MATURITY BOND PORTFOLIO
                          PARTNERS PORTFOLIO

               QUEST FOR VALUE ACCUMULATION TRUST
                          ANNUAL REPORT

               GLOBAL EQUITY PORTFOLIO
                          MANAGED PORTFOLIO
                          SMALL CAP PORTFOLIO

                                                                       [LOGO]
* PLEASE NOTE THAT THE FIDELITY MONEY MARKET PORTFOLIO IS USED IN
CONNECTION WITH CONNECTICUT GENERAL LIFE'S VARIABLE ANNUITY
CONTRACT BUT NOT ITS VARIABLE LIFE INSURANCE CONTRACT. IN
ADDITION, THE FIDELITY MATERIALS CONTAINED IN THIS ANNUAL REPORT
DISCUSS FUNDS NOT AVAILABLE TO FUND CONNECTICUT GENERAL LIFE'S
CONTRACTS.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

ALGER AMERICAN GROWTH PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Alger American
 Fund-Alger American Growth
 Portfolio at value...............  $3,860,017
Receivable from Connecticut
 General Life Insurance Company...     33,856
                                    ---------
  Total assets....................  3,893,873
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................     33,856
                                    ---------
  Net assets......................  $3,860,017
                                    ---------
                                    ---------
Accumulation units outstanding....    311,649
Net asset value per accumulation
 unit.............................  $12.385784
STATEMENT OF OPERATIONS
PERIOD FROM APRIL 12, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.........................  $      50

EXPENSES:
Mortality and expense risk and
 administrative charges**.........     10,034
                                    ---------
  Net investment loss.............     (9,984)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital distribution from
 portfolio sponsor................        177
Realized gain on share
 transactions.....................        800
                                    ---------
  Net realized gain...............        977
  Net unrealized loss.............     (4,368)
                                    ---------
    Net realized and unrealized
     loss on investments..........     (3,391)
                                    ---------
DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $ (13,375)
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM APRIL 12, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $  (9,984)
Net realized gain...............................................................        977
Net unrealized loss.............................................................     (4,368)
                                                                                  ---------
  Net decrease from operations..................................................    (13,375)
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits............................................................  3,123,028
Participant transfers...........................................................    758,535
Participant withdrawals.........................................................     (8,171)
                                                                                  ---------
  Net increase from participant transactions....................................  3,873,392
                                                                                  ---------
    Total increase in net assets................................................  3,860,017
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $3,860,017
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................    251,529
Participant transfers...........................................................     60,779
Participant withdrawals.........................................................       (659)
                                                                                  ---------
  Net increase in units from participant transactions...........................    311,649
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Reduced by $27 due to the waiver of 1.20% mortality and expense risk charge from April 12, 1995 through May 31, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1995
ASSETS:
Investments in Alger American
 Fund-Alger American Leveraged
 AllCap Portfolio at value........  $1,209,214
Receivable from Connecticut
 General Life Insurance Company...      2,457
                                    ---------
  Total assets....................  1,211,671
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................      2,457
                                    ---------
  Net assets......................  $1,209,214
                                    ---------
                                    ---------
Accumulation units outstanding....     87,024
Net asset value per accumulation
 unit.............................  $13.895178
STATEMENT OF OPERATIONS
PERIOD FROM JUNE 2, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk and
 administrative charges...........      3,487
                                    ---------
  Net investment loss.............     (3,487)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................        947
Net unrealized gain...............     33,801
                                    ---------
  Net realized and unrealized gain
   on investments.................     34,748
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $  31,261
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JUNE 2, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $  (3,487)
Net realized gain...............................................................        947
Net unrealized gain.............................................................     33,801
                                                                                  ---------
  Net increase from operations..................................................     31,261
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits............................................................  1,060,357
Participant transfers...........................................................    120,303
Participant withdrawals.........................................................     (2,707)
                                                                                  ---------
  Net increase from participant transactions....................................  1,177,953
                                                                                  ---------
    Total increase in net assets................................................  1,209,214
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $1,209,214
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................     78,344
Participant transfers...........................................................      8,865
Participant withdrawals.........................................................       (185)
                                                                                  ---------
  Net increase in units from participant transactions...........................     87,024
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Alger American
 Fund-Alger American MidCap Growth
 Portfolio at value...............  $2,038,525
Receivable from Connecticut
 General Life Insurance Company...     39,873
                                    ---------
  Total assets....................  2,078,398
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................     39,873
                                    ---------
  Net assets......................  $2,038,525
                                    ---------
                                    ---------
Accumulation units outstanding....    155,535
Net asset value per accumulation
 unit.............................  $13.106537
STATEMENT OF OPERATIONS
PERIOD FROM APRIL 10, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk and
 administrative charges**.........      5,589
                                    ---------
  Net investment loss.............     (5,589)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain.................      1,696
Net unrealized loss...............    (36,557)
                                    ---------
  Net realized and unrealized loss
   on investments.................    (34,861)
                                    ---------
DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $ (40,450)
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM APRIL 10, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $  (5,589)
Net realized gain...............................................................      1,696
Net unrealized loss.............................................................    (36,557)
                                                                                  ---------
  Net decrease from operations..................................................    (40,450)
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits............................................................  1,501,932
Participant transfers...........................................................    580,520
Participant withdrawals.........................................................     (3,477)
                                                                                  ---------
  Net increase from participant transactions....................................  2,078,975
                                                                                  ---------
    Total increase in net assets................................................  2,038,525
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $2,038,525
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................    119,409
Participant transfers...........................................................     36,391
Participant withdrawals.........................................................       (265)
                                                                                  ---------
  Net increase in units from participant transactions...........................    155,535
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Reduced by $5 due to the waiver of 1.20% mortality and expense risk charge from April 10, 1995 through May 31, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1995
ASSETS:
Investment in Alger American
 Fund-Alger American Small
 Capitalization Portfolio at
 value............................  $3,271,500
Receivable from Connecticut
 General Life Insurance Company...     95,998
                                    ---------
  Total assets....................  3,367,498
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................     95,998
                                    ---------
  Net assets......................  $3,271,500
                                    ---------
                                    ---------
Accumulation units outstanding....    249,882
Net asset value per accumulation
 unit.............................  $13.092181
STATEMENT OF OPERATIONS
PERIOD FROM APRIL 10, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk and
 administrative charges**.........      8,458
                                    ---------
  Net investment loss.............     (8,458)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain.................      1,901
Net unrealized loss...............    (95,387)
                                    ---------
  Net realized and unrealized loss
   on investments.................    (93,486)
                                    ---------
DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $(101,944)
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM APRIL 10, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $  (8,458)
Net realized gain...............................................................      1,901
Net unrealized loss.............................................................    (95,387)
                                                                                  ---------
  Net decrease from operations..................................................   (101,944)
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits............................................................  2,657,000
Participant transfers...........................................................    720,359
Participant withdrawals.........................................................     (3,915)
                                                                                  ---------
  Net increase from participant transactions....................................  3,373,444
                                                                                  ---------
    Total increase in net assets................................................  3,271,500
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $3,271,500
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................    197,891
Participant transfers...........................................................     52,277
Participant withdrawals.........................................................       (286)
                                                                                  ---------
  Net increase in units from participant transactions...........................    249,882
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Reduced by $5 due to the waiver of 1.20% mortality and expense risk charge from April 10, 1995 through May 31, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

FIDELITY EQUITY-INCOME PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Variable Insurance
 Products Fund-Equity-Income
 Portfolio at value...............  $6,546,342
Receivable from Connecticut
 General Life Insurance Company...     26,900
                                    ---------
  Total assets....................  6,573,242
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................     26,900
                                    ---------
  Net assets......................  $6,546,342
                                    ---------
                                    ---------
Accumulation units outstanding....    539,741
Net asset value per accumulation
 unit.............................  $12.128673
STATEMENT OF OPERATIONS
PERIOD FROM APRIL 10, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.........................  $  35,697

EXPENSES:
Mortality and expense risk and
 administrative charges**.........     13,509
                                    ---------
  Net investment income...........     22,188
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................      1,932
Net unrealized gain...............    268,841
                                    ---------
  Net realized and unrealized gain
   on investments.................    270,773
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $ 292,961
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM APRIL 10, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income...........................................................  $  22,188
Net realized gain...............................................................      1,932
Net unrealized gain.............................................................    268,841
                                                                                  ---------
  Net increase from operations..................................................    292,961
                                                                                  ---------
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits............................................................  4,631,355
Participant transfers...........................................................  1,625,177
Participant withdrawals.........................................................     (3,151)
                                                                                  ---------
  Net increase from participant transactions....................................  6,253,381
                                                                                  ---------
    Total increase in net assets................................................  6,546,342
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $6,546,342
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................    397,069
Participant transfers...........................................................    142,943
Participant withdrawals.........................................................       (271)
                                                                                  ---------
  Net increase in units from participant transactions...........................    539,741
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Reduced by $12 due to the waiver of 1.20% mortality and expense risk charge from April 10, 1995 through May 31, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

FIDELITY MONEY MARKET PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Variable Insurance
 Products Fund-Money Market
 Portfolio at value..............  $6,975,643
Receivable from Connecticut
 General Life Insurance
 Company.........................      65,479
                                   ----------
  Total assets...................   7,041,122
                                   ----------
LIABILITIES:
Payable for fund shares
 purchased.......................      65,479
                                   ----------
  Total liabilities..............      65,479
                                   ----------
  Net assets.....................  $6,975,643
                                   ----------
                                   ----------
Accumulation units outstanding...     680,856
Net asset value per accumulation
 unit............................  $10.245402
STATEMENT OF OPERATIONS
PERIOD FROM JUNE 8, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends........................  $  194,306
EXPENSES:
Mortality and expense risk and
 administrative charges..........      44,868
                                   ----------
  Net investment income..........     149,438
                                   ----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain................          --
Net unrealized gain..............          --
                                   ----------
  Net realized and unrealized
   gain on investments...........          --
                                   ----------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.................     149,438
                                   ----------
                                   ----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JUNE 8, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income...........................................................  $  149,438
                                                                                  ----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits............................................................  18,278,638
Participant transfers...........................................................  (11,136,841)
Participant withdrawals.........................................................    (315,592)
                                                                                  ----------
  Net increase from participant transactions....................................   6,826,205
                                                                                  ----------
    Total increase in net assets................................................   6,975,643
                                                                                  ----------
NET ASSETS:
Beginning of period.............................................................          --
                                                                                  ----------
End of period...................................................................  $6,975,643
                                                                                  ----------
                                                                                  ----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................   2,022,159
Participant transfers...........................................................  (1,288,028)
Participant withdrawals.........................................................     (53,275)
                                                                                  ----------
  Net increase in units from participant transactions...........................     680,856
                                                                                  ----------
                                                                                  ----------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

FIDELITY ASSET MANAGER PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Variable Insurance
 Products Fund II-Asset Manager
 Portfolio at value...............  $ 703,613
Receivable from Connecticut
 General Life Insurance Company...     14,348
                                    ---------
  Total assets....................    717,961
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................     14,348
                                    ---------
  Net assets......................  $ 703,613
                                    ---------
                                    ---------
Accumulation units outstanding....     62,375
Net asset value per accumulation
 unit.............................  $11.280365
STATEMENT OF OPERATIONS
PERIOD FROM APRIL 12, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk and
 administrative charges**.........      1,848
                                    ---------
  Net investment loss.............     (1,848)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................          9
Net unrealized gain...............     26,341
                                    ---------
  Net realized and unrealized gain
   on investments.................     26,350
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $  24,502
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM APRIL 12, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $  (1,848)
Net realized gain...............................................................          9
Net unrealized gain.............................................................     26,341
                                                                                  ---------
  Net increase from operations..................................................     24,502
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits............................................................    392,841
Participant transfers...........................................................    286,354
Participant withdrawals.........................................................        (84)
                                                                                  ---------
  Net increase from participant transactions....................................    679,111
                                                                                  ---------
    Total increase in net assets................................................    703,613
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $ 703,613
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................     37,964
Participant transfers...........................................................     24,419
Participant withdrawals.........................................................         (8)
                                                                                  ---------
  Net increase in units from participant transactions...........................     62,375
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Reduced by $17 due to the waiver of 1.20% mortality and expense risk charge from April 12, 1995 through May 31, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

FIDELITY INVESTMENT GRADE BOND PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1995
ASSETS:
Investment in Variable Insurance
 Products Fund II-Investment Grade
 Bond Portfolio at value..........  $1,521,578
Receivable from Connecticut
 General Life Insurance Company...      9,886
                                    ---------
  Total assets....................  1,531,464
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................      9,886
                                    ---------
  Net assets......................  $1,521,578
                                    ---------
                                    ---------
Accumulation units outstanding....    144,347
Net asset value per accumulation
 unit.............................  $10.541110
STATEMENT OF OPERATIONS
PERIOD FROM JULY 18, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk and
 administrative charges...........      1,661
                                    ---------
  Net investment loss.............     (1,661)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................        195
Net unrealized gain...............     24,098
                                    ---------
  Net realized and unrealized gain
   on investments.................     24,293
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $  22,632
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 18, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $  (1,661)
Net realized gain...............................................................        195
Net unrealized gain.............................................................     24,098
                                                                                  ---------
  Net increase from operations..................................................     22,632
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits............................................................    532,583
Participant transfers...........................................................    971,815
Participant withdrawals.........................................................     (5,452)
                                                                                  ---------
  Net increase from participant transactions....................................  1,498,946
                                                                                  ---------
    Total increase in net assets................................................  1,521,578
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $1,521,578
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................     54,214
Participant transfers...........................................................     90,676
Participant withdrawals.........................................................       (543)
                                                                                  ---------
  Net increase in units from participant transactions...........................    144,347
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

MFS TOTAL RETURN SERIES SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in MFS Variable
 Insurance Trust-MFS Total
 Return Series at value.......  $ 1,639,416
Receivable from Connecticut
 General Life Insurance
 Company......................       22,507
                                -----------
  Total assets................    1,661,923
                                -----------
LIABILITIES:
Payable for fund shares
 purchased....................       22,507
                                -----------
  Net assets..................  $ 1,639,416
                                -----------
                                -----------
Accumulation units
 outstanding..................      148,985
Net asset value per
 accumulation unit............  $ 11.003903
STATEMENT OF OPERATIONS
PERIOD FROM JULY 7, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $    31,381

EXPENSES:
Mortality and expense risk
 charges and administrative
 charges......................        4,664
                                -----------
  Net investment income.......       26,717
                                -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Capital distribution from
 portfolio sponsor............       29,450
Realized gain on share
 transactions.................            2
                                -----------
  Net realized gain...........       29,452
  Net unrealized gain.........       33,974
                                -----------
    Net realized and
     unrealized gain on
     investments..............       63,426
                                -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $    90,143
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 7, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income.......................................  $    26,717
Net realized gain...........................................       29,452
Net unrealized gain.........................................       33,974
                                                              -----------
  Net increase from operations..............................       90,143
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................      934,440
Participant transfers.......................................      615,736
Participant withdrawals.....................................         (903)
                                                              -----------
  Net increase from participant transactions................    1,549,273
                                                              -----------
    Total increase in net assets............................    1,639,416
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $ 1,639,416
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................       89,900
Participant transfers.......................................       59,168
Participant withdrawals.....................................          (83)
                                                              -----------
  Net increase in units from participant transactions.......      148,985
                                                              -----------
                                                              -----------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

MFS UTILITIES SERIES SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in MFS Variable
 Insurance Trust-MFS Utilities
 Series at value..............  $   512,899
Receivable from Connecticut
 General Life Insurance
 Company......................       17,411
                                -----------
  Total assets................      530,310
                                -----------
LIABILITIES:
Payable for fund shares
 purchased....................       17,411
                                -----------
  Net assets..................  $   512,899
                                -----------
                                -----------
Accumulation units
 outstanding..................       45,129
Net asset value per
 accumulation unit............  $ 11.365171
STATEMENT OF OPERATIONS
PERIOD FROM JULY 27, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $     8,337

EXPENSES:
Mortality and expense risk and
 administrative charges.......        1,333
                                -----------
  Net investment income.......        7,004
                                -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Capital distribution from
 portfolio sponsor............       19,760
Realized gain on share
 transactions.................           78
                                -----------
  Net realized gain...........       19,838
  Net unrealized gain.........        7,914
                                -----------
    Net realized and
     unrealized gain on
     investments..............       27,752
                                -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $    34,756
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 27, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income.......................................  $     7,004
Net realized gain...........................................       19,838
Net unrealized gain.........................................        7,914
                                                              -----------
  Net increase from operations..............................       34,756
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................      174,285
Participant transfers.......................................      303,858
                                                              -----------
  Net increase from participant transactions................      478,143
                                                              -----------
    Total increase in net assets............................      512,899
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $   512,899
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................       16,955
Participant transfers.......................................       28,174
                                                              -----------
  Net increase in units from participant transactions.......       45,129
                                                              -----------
                                                              -----------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

MFS WORLD GOVERNMENTS SERIES SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in MFS Variable
 Insurance Trust-MFS World
 Governments Series at value..  $   342,709
Receivable for fund shares
 sold.........................           12
                                -----------
  Total assets................      342,721
                                -----------
LIABILITIES:
Payable to Connecticut General
 Life Insurance Company.......           12
                                -----------
  Net assets..................  $   342,709
                                -----------
                                -----------
Accumulation units
 outstanding..................       33,344
Net asset value per
 accumulation unit............  $ 10.277969
STATEMENT OF OPERATIONS
PERIOD FROM JULY 7, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $    32,346

EXPENSES:
Mortality and expense risk and
 administrative charges.......        1,067
                                -----------
  Net investment income.......       31,279
                                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain.............           --
Net unrealized loss...........      (21,937)
                                -----------
  Net realized and unrealized
   loss on investments........      (21,937)
                                -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $     9,342
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 7, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income.......................................  $    31,279
Net unrealized loss.........................................      (21,937)
                                                              -----------
  Net increase from operations..............................        9,342
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................      297,436
Participant transfers.......................................       36,136
Participant withdrawals.....................................         (205)
                                                              -----------
  Net increase from participant transactions................      333,367
                                                              -----------
    Total increase in net assets............................      342,709
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $   342,709
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................       29,898
Participant transfers.......................................        3,466
Participant withdrawals.....................................          (20)
                                                              -----------
  Net increase in units from participant transactions.......       33,344
                                                              -----------
                                                              -----------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

AMT BALANCED PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Neuberger &
 Berman Advisers Management
 Trust-Balanced Portfolio at
 value........................  $   877,817
Receivable for fund shares
 sold.........................           31
                                -----------
  Total assets................      877,848
                                -----------
LIABILITIES:
Payable to Connecticut General
 Life Insurance Company.......           31
                                -----------
  Net assets..................  $   877,817
                                -----------
                                -----------
Accumulation units
 outstanding..................       85,477
Net asset value per
 accumulation unit............  $ 10.269633
STATEMENT OF OPERATIONS
PERIOD FROM JULY 18, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $        --

EXPENSES:
Mortality and expense risk and
 administrative charges.......        2,421
                                -----------
  Net investment loss.........       (2,421)
                                -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain.............        1,133
Net unrealized gain...........          408
                                -----------
  Net realized and unrealized
   gain on investments........        1,541
                                -----------
DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $      (880)
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 18, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.........................................  $    (2,421)
Net realized gain...........................................        1,133
Net unrealized gain.........................................          408
                                                              -----------
  Net decrease from operations..............................         (880)
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................      716,989
Participant transfers.......................................      163,266
Participant withdrawals.....................................       (1,558)
                                                              -----------
  Net increase from participant transactions................      878,697
                                                              -----------
    Total increase in net assets............................      877,817
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $   877,817
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................       71,670
Participant transfers.......................................       13,957
Participant withdrawals.....................................         (150)
                                                              -----------
  Net increase in units from participant transactions.......       85,477
                                                              -----------
                                                              -----------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

AMT LIMITED MATURITY BOND PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Neuberger &
 Berman Advisers Management
 Trust-Limited Maturity Bond
 Portfolio at value...........  $ 1,126,880
Receivable for fund shares
 sold.........................           40
                                -----------
  Total assets................    1,126,920
                                -----------
LIABILITIES:
Payable to Connecticut General
 Life Insurance Company.......           40
                                -----------
  Net assets..................  $ 1,126,880
                                -----------
                                -----------
Accumulation units
 outstanding..................      106,840
Net asset value per
 accumulation unit............  $ 10.547360
STATEMENT OF OPERATIONS
PERIOD FROM MAY 3, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $        --

EXPENSES:
Mortality and expense risk and
 administrative charges**.....        3,879
                                -----------
  Net investment loss.........       (3,879)
                                -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain.............           27
Net unrealized gain...........       28,898
                                -----------
  Net realized and unrealized
   gain on investments........       28,925
                                -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $    25,046
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 3, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.........................................  $    (3,879)
Net realized gain...........................................           27
Net unrealized gain.........................................       28,898
                                                              -----------
  Net increase from operations..............................       25,046
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................      363,173
Participant transfers.......................................      742,806
Participant withdrawals.....................................       (4,145)
                                                              -----------
  Net increase from participant transactions................    1,101,834
                                                              -----------
    Total increase in net assets............................    1,126,880
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $ 1,126,880
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................       35,022
Participant transfers.......................................       72,221
Participant withdrawals.....................................         (403)
                                                              -----------
  Net increase in units from participant transactions.......      106,840
                                                              -----------
                                                              -----------

* Date deposits first received.
**Reduced by $7 due to the waiver of 1.20% mortality and expense risk charge from May 3, 1995 through May 31, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

AMT PARTNERS PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Neuberger &
 Berman Advisers Management
 Trust-Partners Portfolio at
 value........................  $ 1,523,665
Receivable from Connecticut
 General Life Insurance
 Company......................       41,102
                                -----------
  Total assets................    1,564,767
                                -----------
LIABILITIES:
Payable for fund shares
 purchased....................       41,102
                                -----------
  Net assets..................  $ 1,523,665
                                -----------
                                -----------
Accumulation units
 outstanding..................      125,694
Net asset value per
 accumulation unit............  $ 12.122020
STATEMENT OF OPERATIONS
PERIOD FROM APRIL 12, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $        --

EXPENSES:
Mortality and expense risk and
 administrative charges**.....        3,539
                                -----------
  Net investment loss.........       (3,539)
                                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized loss.............          (48)
Net unrealized gain...........       54,000
                                -----------
  Net realized and unrealized
   gain on investments........       53,952
                                -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $    50,413
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM APRIL 12, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.........................................  $    (3,539)
Net realized loss...........................................          (48)
Net unrealized gain.........................................       54,000
                                                              -----------
  Net increase from operations..............................       50,413
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................    1,246,722
Participant transfers.......................................      229,996
Participant withdrawals.....................................       (3,466)
                                                              -----------
  Net increase from participant transactions................    1,473,252
                                                              -----------
    Total increase in net assets............................    1,523,665
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $ 1,523,665
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................      106,298
Participant transfers.......................................       19,681
Participant withdrawals.....................................         (285)
                                                              -----------
  Net increase in units from participant transactions.......      125,694
                                                              -----------
                                                              -----------

* Date deposits first received.
**Reduced by $17 due to the waiver of 1.20% mortality and expense risk charge from April 12, 1995 through May 31, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

QUEST GLOBAL EQUITY PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1995
ASSETS:
Investment in Quest for Value
 Accumulation Trust-Global
 Equity Portfolio at value....  $ 1,637,869
Receivable from Connecticut
 General Life Insurance
 Company......................       42,010
                                -----------
  Total assets................    1,679,879
                                -----------
LIABILITIES:
Payable for fund shares
 purchased....................       42,010
                                -----------
  Net assets..................  $ 1,637,869
                                -----------
                                -----------
Accumulation units
 outstanding..................      139,287
Net asset value per
 accumulation unit............  $ 11.758951
STATEMENT OF OPERATIONS
PERIOD FROM APRIL 10, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $     4,543

EXPENSES:
Mortality and expense risk and
 administrative charges**.....        3,344
                                -----------
  Net investment income.......        1,199
                                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Capital distribution from
 portfolio sponsor............       31,763
Realized loss on share
 transactions.................           (2)
                                -----------
  Net realized gain...........       31,761
  Net unrealized loss.........      (17,464)
                                -----------
    Net realized and
     unrealized gain on
     investments..............       14,297
                                -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $    15,496
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM APRIL 10, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income.......................................  $     1,199
Net realized loss...........................................       31,761
Net unrealized loss.........................................      (17,464)
                                                              -----------
  Net increase from operations..............................       15,496
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................      917,056
Participant transfers.......................................      705,765
Participant withdrawals.....................................         (448)
                                                              -----------
  Net increase from participant transactions................    1,622,373
                                                              -----------
    Total increase in net assets............................    1,637,869
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $ 1,637,869
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................       79,268
Participant transfers.......................................       60,048
Participant withdrawals.....................................          (29)
                                                              -----------
  Net increase in units from participant transactions.......      139,287
                                                              -----------
                                                              -----------

* Date deposits first received.
**Reduced by $5 due to the waiver of 1.20% mortality and expense risk charge from April 10, 1995 through May 31, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

QUEST MANAGED PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Quest for Value
 Accumulation Trust-Managed
 Portfolio at value...........  $ 5,421,786
Receivable from Connecticut
 General Life Insurance
 Company......................       20,502
                                -----------
  Total assets................    5,442,288
                                -----------
LIABILITIES:
Payable for fund shares
 purchased....................       20,502
                                -----------
  Net assets..................  $ 5,421,786
                                -----------
                                -----------
Accumulation units
 outstanding..................      486,528
Net asset value per
 accumulation unit............  $ 11.143831
STATEMENT OF OPERATIONS
PERIOD FROM JUNE 19, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $        --

EXPENSES:
Mortality and expense risk and
 administrative charges.......       15,465
                                -----------
  Net investment loss.........      (15,465)
                                -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain.............          663
Net unrealized gain...........      234,982
                                -----------
  Net realized and unrealized
   gain on investments........      235,645
                                -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $   220,180
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JUNE 19, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.........................................  $   (15,465)
Net realized gain...........................................          663
Net unrealized gain.........................................      234,982
                                                              -----------
  Net increase from operations..............................      220,180
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................    3,661,487
Participant transfers.......................................    1,553,474
Participant withdrawals.....................................      (13,355)
                                                              -----------
  Net increase from participant transactions................    5,201,606
                                                              -----------
    Total increase in net assets............................    5,421,786
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $ 5,421,786
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................      344,364
Participant transfers.......................................      143,046
Participant withdrawals.....................................         (882)
                                                              -----------
  Net increase in units from participant transactions.......      486,528
                                                              -----------
                                                              -----------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

QUEST SMALL CAP PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Quest for Value
 Accumulation Trust-Small Cap
 Portfolio at value...........  $   629,653
Receivable from Connecticut
 General Life Insurance
 Company......................       22,630
                                -----------
  Total assets................      652,283
                                -----------
LIABILITIES:
Payable for fund shares
 purchased....................       22,630
                                -----------
  Net assets..................  $   629,653
                                -----------
                                -----------
Accumulation units
 outstanding..................       58,004
Net asset value per
 accumulation unit............  $ 10.855343
STATEMENT OF OPERATIONS
PERIOD FROM JUNE 27, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.....................  $        --

EXPENSES:
Mortality and expense risk and
 administrative charges.......        1,863
                                -----------
  Net investment loss.........       (1,863)
                                -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain.............            3
Net unrealized gain...........       16,355
                                -----------
  Net realized and unrealized
   gain on investments........       16,358
                                -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....  $    14,495
                                -----------
                                -----------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JUNE 27, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.........................................  $    (1,863)
Net realized gain...........................................            3
Net unrealized gain.........................................       16,355
                                                              -----------
  Net increase from operations..............................       14,495
                                                              -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits........................................      263,145
Participant transfers.......................................      353,852
Participant withdrawals.....................................       (1,839)
                                                              -----------
  Net increase from participant transactions................      615,158
                                                              -----------
    Total increase in net assets............................      629,653
                                                              -----------
NET ASSETS:
Beginning of period.........................................           --
                                                              -----------
End of period...............................................  $   629,653
                                                              -----------
                                                              -----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................       25,109
Participant transfers.......................................       33,069
Participant withdrawals.....................................         (174)
                                                              -----------
  Net increase in units from participant transactions.......       58,004
                                                              -----------
                                                              -----------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION
    CG Variable Annuity Separate Account II (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of seventeen portfolios (mutual funds) of six diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

ALGER AMERICAN FUND: --
                Alger American Growth Portfolio
                Alger American Leveraged AllCap Portfolio
                Alger American MidCap Growth Portfolio
                Alger American Small Capitalization Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND: --
                Equity-Income Portfolio
                Money Market Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II: --
                Asset Manager Portfolio
                Investment Grade Bond Portfolio
MFS VARIABLE INSURANCE TRUST: --
                MFS Total Return Series
                MFS Utilities Series
                MFS World Governments Series
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST: --
                AMT Balanced Portfolio
                AMT Limited Maturity Bond Portfolio
                AMT Partners Portfolio
QUEST FOR VALUE ACCUMULATION TRUST: --
                Quest Global Equity Portfolio
                Quest Managed Portfolio
                Quest Small Cap Portfolio

2. SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

  A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the mutual funds as of December 29, 1995, the last business day of 1995. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

  B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

  C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

3. INVESTMENTS
    Total shares held and cost of investments at December 31, 1995 were:

--------------------------------------------------------------------------------------------------------
                                                                                               Cost Of
Sub-Account                                                                    Shares Held   Investments
--------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio..............................................     123,877    $3,864,385
Alger American Leveraged AllCap Portfolio....................................      69,375     1,175,413
Alger American MidCap Growth Portfolio.......................................     104,862     2,075,082
Alger American Small Capitalization Portfolio................................      83,012     3,366,887
Fidelity Equity-Income Portfolio.............................................     339,717     6,277,501
Fidelity Money Market Portfolio..............................................   6,975,643     6,975,643
Fidelity Asset Manager Portfolio.............................................      44,561       677,272
Fidelity Investment Grade Bond Portfolio.....................................     121,921     1,497,480
MFS Total Return Series......................................................     133,830     1,605,442
MFS Utilities Series.........................................................      40,803       504,985
MFS World Governments Series.................................................      33,698       364,646
AMT Balanced Portfolio.......................................................      50,104       877,409
AMT Limited Maturity Bond Portfolio..........................................      76,606     1,097,982
AMT Partners Portfolio.......................................................     115,167     1,469,665
Quest Global Equity Portfolio................................................     141,074     1,655,333
Quest Managed Portfolio......................................................     179,887     5,186,804
Quest Small Cap Portfolio....................................................      31,625       613,298
--------------------------------------------------------------------------------------------------------

    Total purchases and sales of shares of the mutual funds, for the periods noted, amounted to:

------------------------------------------------------------------------------------------------------------------------------------
Sub-Account                                                                         Period                   Purchases      Sales
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio....................................   April 12, 1995* to December 31, 1995  $ 4,051,329  $   187,744
Alger American Leveraged AllCap Portfolio..........................     June 2, 1995* to December 31, 1995    1,271,637       97,171
Alger American MidCap Growth Portfolio.............................   April 10, 1995* to December 31, 1995    2,220,104      146,718
Alger American Small Capitalization Portfolio......................   April 10, 1995* to December 31, 1995    3,497,358      132,372
Fidelity Equity-Income Portfolio...................................   April 10, 1995* to December 31, 1995    6,420,228      144,659
Fidelity Money Market Portfolio....................................     June 8, 1995* to December 31, 1995   18,821,613   11,845,970
Fidelity Asset Manager Portfolio...................................   April 12, 1995* to December 31, 1995      678,971        1,708
Fidelity Investment Grade Bond Portfolio...........................    July 18, 1995* to December 31, 1995    1,567,761       70,476
MFS Total Return Series............................................     July 7, 1995* to December 31, 1995    1,610,945        5,505
MFS Utilities Series...............................................    July 27, 1995* to December 31, 1995      536,559       31,652
MFS World Governments Series.......................................     July 7, 1995* to December 31, 1995      365,186          540
AMT Balanced Portfolio.............................................    July 18, 1995* to December 31, 1995    1,002,451      126,175
AMT Limited Maturity Bond Portfolio................................      May 3, 1995* to December 31, 1995    1,108,839       10,884
AMT Partners Portfolio.............................................   April 12, 1995* to December 31, 1995    1,544,575       74,862
Quest Global Equity Portfolio......................................   April 10, 1995* to December 31, 1995    1,656,131          796
Quest Managed Portfolio............................................    June 19, 1995* to December 31, 1995    5,397,587      211,446
Quest Small Cap Portfolio..........................................    June 27, 1995* to December 31, 1995      650,196       36,901
------------------------------------------------------------------------------------------------------------------------------------

* Date deposits first received.

4. CHARGES AND DEDUCTIONS
    CG Life assumes the risk that annuitants as a class may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CG Life charges each variable sub-account the daily equivalent of 1.20% (approximately .70% for mortality risks and approximately .50% for expense risks), on an annual basis, of the current value of each sub-account's assets for the assumption of these risks; that charge was waived from inception through May 31, 1995.

    CG Life also deducts a daily administrative fee from the assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    As partial compensation for administrative services provided, CG Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. For contracts that are issued in the state of New York, the annuity account fee is $30 per year. Fixed sub-accounts are part of the general account of CG Life and are not included in these financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees, for the variable sub-accounts, amounting to $115 were deducted during the periods covered by these financial statements.

    For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participant. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. For contracts that are issued in the state of New York, the optional death benefit is not available. No optional death benefit fees were deducted during the periods covered by these financial statements.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees were deducted during the periods covered by these financial statements.

    The   fees  charged  by  CG  Life   for  mortality  and  expense  risks  and
administrative fees, from variable sub-accounts, for the periods noted, amounted to:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Mortality
                                                                                                           and         Asset Based
                                                                                                       Expense Risk   Administrative
Sub-Account                                                                    Period                      Fees            Fees
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio...............................   April 12, 1995* to December 31, 1995    $ 9,260**        $  774
Alger American Leveraged AllCap Portfolio.....................     June 2, 1995* to December 31, 1995      3,218             269
Alger American MidCap Growth Portfolio........................   April 10, 1995* to December 31, 1995      5,159**           430
Alger American Small Capitalization Portfolio.................   April 10, 1995* to December 31, 1995      7,807**           651
Fidelity Equity-Income Portfolio..............................   April 10, 1995* to December 31, 1995     12,469**         1,040
Fidelity Money Market Portfolio...............................     June 8, 1995* to December 31, 1995     41,417           3,451
Fidelity Asset Manager Portfolio..............................   April 12, 1995* to December 31, 1995      1,705**           143
Fidelity Investment Grade Bond Portfolio......................    July 18, 1995* to December 31, 1995      1,533             128
MFS Total Return Series.......................................     July 7, 1995* to December 31, 1995      4,305             359
MFS Utilities Series..........................................    July 27, 1995* to December 31, 1995      1,231             102
MFS World Governments Series..................................     July 7, 1995* to December 31, 1995        985              82
AMT Balanced Portfolio........................................    July 18, 1995* to December 31, 1995      2,235             186
AMT Limited Maturity Bond Portfolio...........................      May 3, 1995* to December 31, 1995      3,580**           299
AMT Partners Portfolio........................................   April 12, 1995* to December 31, 1995      3,265**           274
Quest Global Equity Portfolio.................................   April 10, 1995* to December 31, 1995      3,087**           257
Quest Managed Portfolio.......................................    June 19, 1995* to December 31, 1995     14,275           1,190
Quest Small Cap Portfolio.....................................    June 27, 1995* to December 31, 1995      1,720             143
------------------------------------------------------------------------------------------------------------------------------------

 *Date deposits first received.
**Mortality and expense risk charges waived, for the periods noted, amounted to:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Mortality and
                                                                                                                      Expense Risk
Sub-Account                                                                                     Period                 Fees Waived
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio...................................................  April 12, 1995* to May 31, 1995        $27
Alger American MidCap Growth Portfolio............................................  April 10, 1995* to May 31, 1995          5
Alger American Small Capitalization Portfolio.....................................  April 10, 1995* to May 31, 1995          5
Fidelity Equity-Income Portfolio..................................................  April 10, 1995* to May 31, 1995         12
Fidelity Asset Manager Portfolio..................................................  April 12, 1995* to May 31, 1995         17
AMT Limited Maturity Bond Portfolio...............................................     May 3, 1995* to May 31, 1995          7
AMT Partners Portfolio............................................................  April 12, 1995* to May 31, 1995         17
Quest Global Equity Portfolio.....................................................  April 10, 1995* to May 31, 1995          5
------------------------------------------------------------------------------------------------------------------------------------

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0 - 7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CG Life for the variable sub-accounts, for the periods ended December 31, 1995, amounted to $2,872.

5. DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

6. DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Separate Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund -- Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, and Alger American Small Capitalization Portfolio; Fidelity Variable Insurance Products Fund -- Fidelity Equity-Income Portfolio and Fidelity Money Market Portfolio; Fidelity Variable Insurance Products Fund II -- Fidelity Asset Manager Portfolio and Fidelity Investment Grade Bond Portfolio; MFS Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS World Governments Series; Neuberger & Berman Advisers Management Trust -- AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio and AMT Partners Portfolio; Quest for Value Accumulation Trust -- Quest Global Equity Portfolio, Quest Managed Portfolio and Quest Small Cap Portfolio (constituting the CG Variable Annuity Separate Account II, hereafter referred to as "the Account") at December 31, 1995, and the results of each of their operations and the changes in each of their net assets for the periods since inception (as indicated in the financial statements) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 26, 1996

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

ALGER AMERICAN GROWTH PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Alger American
 Fund-Alger American Growth
 Portfolio at value...............  $  34,431
                                    ---------
  Total assets....................  $  34,431
                                    ---------
                                    ---------
Accumulation units outstanding....      2,828
Net asset value per accumulation
 unit.............................  $12.175146
STATEMENT OF OPERATIONS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk
 charges..........................         23
                                    ---------
  Net investment loss.............        (23)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized loss.................         (3)
Net unrealized gain...............        424
                                    ---------
  Net realized and unrealized gain
   on investments.................        421
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     398
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.........................................  $      (23)
Net realized loss...........................................          (3)
Net unrealized gain.........................................         424
                                                              ----------
  Net increase from operations..............................         398
                                                              ----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load**..................       3,930
Participant transfers.......................................      30,447
Participant withdrawals.....................................        (344)
                                                              ----------
  Net increase from participant transactions................      34,033
                                                              ----------
    Total increase in net assets............................      34,431
                                                              ----------
NET ASSETS:
Beginning of period.........................................          --
                                                              ----------
End of period...............................................  $   34,431
                                                              ----------
                                                              ----------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits........................................         349
Participant transfers.......................................       2,508
Participant withdrawals.....................................         (29)
                                                              ----------
  Net increase in units from participant transactions.......       2,828
                                                              ----------
                                                              ----------

* Date deposits first received.
**Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 through August 1, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investments in Alger American
 Fund-Alger American Leveraged
 AllCap Portfolio at value........  $   5,670
Receivable from Connecticut
 General Life Insurance Company...      1,303
                                    ---------
  Total assets....................      6,973
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................      1,303
                                    ---------
  Net assets......................  $   5,670
                                    ---------
                                    ---------
Accumulation units outstanding....        384
Net asset value per accumulation
 unit.............................  $14.765068
STATEMENT OF OPERATIONS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk
 charges..........................          8
                                    ---------
  Net investment loss.............         (8)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................         12
Net unrealized gain...............        839
                                    ---------
  Net realized and unrealized gain
   on investments.................        851
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     843
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $      (8)
Net realized gain...............................................................         12
Net unrealized gain.............................................................        839
                                                                                  ---------
  Net increase from operations..................................................        843
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load**......................................      3,178
Participant transfers...........................................................      1,857
Participant withdrawals.........................................................       (208)
                                                                                  ---------
  Net increase from participant transactions....................................      4,827
                                                                                  ---------
    Total increase in net assets................................................      5,670
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $   5,670
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................        268
Participant transfers...........................................................        131
Participant withdrawals.........................................................        (15)
                                                                                  ---------
  Net increase in units from participant transactions...........................        384
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 through August 1, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Alger American
 Fund-Alger American MidCap Growth
 Portfolio at value...............  $  12,863
                                    ---------
  Total assets....................  $  12,863
                                    ---------
                                    ---------
Accumulation units outstanding....        992
Net asset value per accumulation
 unit.............................  $12.966604
STATEMENT OF OPERATIONS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --
EXPENSES:
Mortality and expense risk
 charges..........................         13
                                    ---------
  Net investment loss.............        (13)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................          1
Net unrealized gain...............        498
                                    ---------
  Net realized and unrealized gain
   on investments.................        499
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     486
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $     (13)
Net realized gain...............................................................          1
Net unrealized gain.............................................................        498
                                                                                  ---------
  Net increase from operations..................................................        486
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load**......................................      3,910
Participant transfers...........................................................      8,745
Participant withdrawals.........................................................       (278)
                                                                                  ---------
  Net increase from participant transactions....................................     12,377
                                                                                  ---------
    Total increase in net assets................................................     12,863
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  12,863
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................        336
Participant transfers...........................................................        678
Participant withdrawals.........................................................        (22)
                                                                                  ---------
  Net increase in units from participant transactions...........................        992
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 through August 1, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Alger American
 Fund-Alger American Small
 Capitalization Portfolio at
 value............................  $  59,242
Receivable from Connecticut
 General Life Insurance Company...      1,084
                                    ---------
  Total assets....................     60,326
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................      1,084
                                    ---------
  Net assets......................  $  59,242
                                    ---------
                                    ---------
Accumulation units outstanding....      4,612
Net asset value per accumulation
 unit.............................  $12.845183
STATEMENT OF OPERATIONS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk
 charges..........................         52
                                    ---------
  Net investment loss.............        (52)
                                    ---------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS:
Net realized loss.................        (15)
Net unrealized loss...............     (4,213)
                                    ---------
  Net realized and unrealized loss
   on investments.................     (4,228)
                                    ---------
DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $  (4,280)
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $     (52)
Net realized loss...............................................................        (15)
Net unrealized loss.............................................................     (4,213)
                                                                                  ---------
  Net decrease from operations..................................................     (4,280)
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load**......................................      2,938
Participant transfers...........................................................     61,383
Participant withdrawals.........................................................       (799)
                                                                                  ---------
  Net increase from participant transactions....................................     63,522
                                                                                  ---------
    Total increase in net assets................................................     59,242
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  59,242
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................        266
Participant transfers...........................................................      4,408
Participant withdrawals.........................................................        (62)
                                                                                  ---------
  Net increase in units from participant transactions...........................      4,612
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 through August 1, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

FIDELITY EQUITY-INCOME PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Variable Insurance
 Products Fund-Equity-Income
 Portfolio at value...............  $  56,056
Receivable from Connecticut
 General Life Insurance Company...        867
                                    ---------
  Total assets....................     56,923
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................        867
                                    ---------
  Net assets......................  $  56,056
                                    ---------
                                    ---------
Accumulation units outstanding....      4,683
Net asset value per accumulation
 unit.............................  $11.970125
STATEMENT OF OPERATIONS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends.........................  $     502

EXPENSES:
Mortality and expense risk
 charges..........................         63
                                    ---------
  Net investment income...........        439
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized loss.................         (2)
Net unrealized gain...............      2,857
                                    ---------
  Net realized and unrealized gain
   on investments.................      2,855
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $   3,294
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income...........................................................  $     439
Net realized loss...............................................................         (2)
Net unrealized gain.............................................................      2,857
                                                                                  ---------
  Net increase from operations..................................................      3,294
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load**......................................      2,731
Participant transfers...........................................................     50,773
Participant withdrawals.........................................................       (742)
                                                                                  ---------
  Net increase from participant transactions....................................     52,762
                                                                                  ---------
    Total increase in net assets................................................     56,056
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  56,056
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................        256
Participant transfers...........................................................      4,492
Participant withdrawals.........................................................        (65)
                                                                                  ---------
  Net increase in units from participant transactions...........................      4,683
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 through August 1, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

FIDELITY ASSET MANAGER PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Variable Insurance
 Products Fund II-Asset Manager
 Portfolio at value...............  $  24,659
                                    ---------
  Total assets....................  $  24,659
                                    ---------
                                    ---------
Accumulation units outstanding....      2,350
Net asset value per accumulation
 unit.............................  $10.493126
STATEMENT OF OPERATIONS
PERIOD FROM NOVEMBER 16, 1995* TO DECEMBER
31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk
 charges..........................          9
                                    ---------
  Net investment loss.............         (9)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................         --
Net unrealized gain...............        794
                                    ---------
  Net realized and unrealized gain
   on investments.................        794
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     785
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 16, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $      (9)
Net unrealized gain.............................................................        794
                                                                                  ---------
  Net increase from operations..................................................        785
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant transfers...........................................................     23,939
Participant withdrawals.........................................................        (65)
                                                                                  ---------
  Net increase from participant transactions....................................     23,874
                                                                                  ---------
    Total increase in net assets................................................     24,659
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  24,659
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant transfers...........................................................      2,356
Participant withdrawals.........................................................         (6)
                                                                                  ---------
  Net increase in units from participant transactions...........................      2,350
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

FIDELITY INVESTMENT GRADE BOND PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Variable Insurance
 Products Fund II-Investment Grade
 Bond Portfolio at value..........  $  37,461
                                    ---------
  Total assets....................  $  37,461
                                    ---------
                                    ---------
Accumulation units outstanding....      3,667
Net asset value per accumulation
 unit.............................  $10.215729
STATEMENT OF OPERATIONS
PERIOD FROM NOVEMBER 16, 1995* TO DECEMBER
31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --
EXPENSES:
Mortality and expense risk
 charges..........................         14
                                    ---------
  Net investment loss.............        (14)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................         --
Net unrealized gain...............        606
                                    ---------
  Net realized and unrealized gain
   on investments.................        606
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     592
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 16, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $     (14)
Net unrealized gain.............................................................        606
                                                                                  ---------
  Net increase from operations..................................................        592
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant transfers...........................................................     36,925
Participant withdrawals.........................................................        (56)
                                                                                  ---------
  Net increase from participant transactions....................................     36,869
                                                                                  ---------
    Total increase in net assets................................................     37,461
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  37,461
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant transfers...........................................................      3,672
Participant withdrawals.........................................................         (5)
                                                                                  ---------
  Net increase in units from participant transactions...........................      3,667
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

MFS TOTAL RETURN SERIES SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in MFS Variable
 Insurance Trust-MFS Total Return
 Series at value..................  $   8,506
                                    ---------
  Total assets....................  $   8,506
                                    ---------
                                    ---------
Accumulation units outstanding....        801
Net asset value per accumulation
 unit.............................  $10.618988
STATEMENT OF OPERATIONS
PERIOD FROM OCTOBER 10, 1995* TO DECEMBER 31,
1995
INVESTMENT INCOME:
Dividends.........................  $     166

EXPENSES:
Mortality and expense risk
 charges..........................          7
                                    ---------
  Net investment income...........        159
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Capital distribution from
 portfolio sponsor................        156
Realized gain on share
 transactions.....................          1
                                    ---------
  Net realized gain...............        157
  Net unrealized gain.............        164
                                    ---------
    Net realized and unrealized
     gain on investments..........        321
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     480
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM OCTOBER 10, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income...........................................................  $     159
Net realized gain...............................................................        157
Net unrealized gain.............................................................        164
                                                                                  ---------
  Increase from operations......................................................        480
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load........................................      2,123
Participant transfers...........................................................      5,933
Participant withdrawals.........................................................        (30)
                                                                                  ---------
  Net increase from participant transactions....................................      8,026
                                                                                  ---------
    Total increase in net assets................................................      8,506
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $   8,506
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................        213
Participant transfers...........................................................        591
Participant withdrawals.........................................................         (3)
                                                                                  ---------
  Net increase in units from participant transactions...........................        801
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

MFS UTILITIES SERIES SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in MFS Variable
 Insurance Trust-MFS Utilities
 Series at value..................  $   1,400
                                    ---------
  Total assets....................  $   1,400
                                    ---------
                                    ---------
Accumulation units outstanding....        139
Net asset value per accumulation
 unit.............................  $10.070410
STATEMENT OF OPERATIONS
PERIOD FROM DECEMBER 26, 1995* TO DECEMBER
31, 1995
INVESTMENT INCOME:
Dividends.........................  $      25

EXPENSES:
Mortality and expense risk
 charges..........................         --
                                    ---------
  Net investment income...........         25
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital distribution from
 portfolio sponsor................         61
Realized gain on share
 transactions.....................         --
                                    ---------
  Net realized gain...............         61
  Net unrealized loss.............        (76)
                                    ---------
    Net realized and unrealized
     loss on investments..........        (15)
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $      10
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM DECEMBER 26, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income...........................................................  $      25
Net realized gain...............................................................         61
Net unrealized loss.............................................................        (76)
                                                                                  ---------
  Net increase from operations..................................................         10
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant transfers...........................................................      1,390
                                                                                  ---------
    Total increase in net assets................................................      1,400
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $   1,400
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant transfers...........................................................        139
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

MFS WORLD GOVERNMENTS SERIES SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in MFS Variable
 Insurance Trust-MFS World
 Governments Series at value......  $  20,460
                                    ---------
  Total assets....................  $  20,460
                                    ---------
                                    ---------
Accumulation units outstanding....      1,964
Net asset value per accumulation
 unit.............................  $10.417540
STATEMENT OF OPERATIONS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends.........................  $   1,931

EXPENSES:
Mortality and expense risk
 charges..........................         12
                                    ---------
  Net investment income...........      1,919
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain.................         --
Net unrealized loss...............     (1,668)
                                    ---------
  Net realized and unrealized loss
   on investments.................     (1,668)
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     251
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income...........................................................  $   1,919
Net unrealized loss.............................................................     (1,668)
                                                                                  ---------
  Net increase from operations..................................................        251
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load**......................................      1,861
Participant transfers...........................................................     18,466
Participant withdrawals.........................................................       (118)
                                                                                  ---------
  Net increase from participant transactions....................................     20,209
                                                                                  ---------
    Total increase in net assets................................................     20,460
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  20,460
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................        185
Participant transfers...........................................................      1,791
Participant withdrawals.........................................................        (12)
                                                                                  ---------
  Net increase in units from participant transactions...........................      1,964
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 through August 1, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

AMT BALANCED PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Neuberger & Berman
 Advisers Management
 Trust-Balanced Portfolio at
 value............................  $  48,410
                                    ---------
  Total assets....................  $  48,410
                                    ---------
                                    ---------
Accumulation units outstanding....      4,936
Net asset value per accumulation
 unit.............................  $9.807578
STATEMENT OF OPERATIONS
PERIOD FROM SEPTEMBER 12, 1995* TO DECEMBER
31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --
EXPENSES:
Mortality and expense risk
 charges..........................         55
                                    ---------
  Net investment loss.............        (55)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain.................         --
Net unrealized loss...............       (621)
                                    ---------
  Net realized and unrealized loss
   on investments.................       (621)
                                    ---------
DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                    $    (676)
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM SEPTEMBER 12, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $     (55)
Net unrealized loss.............................................................       (621)
                                                                                  ---------
  Decrease from operations......................................................       (676)
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant transfers...........................................................     49,657
Participant withdrawals.........................................................       (571)
                                                                                  ---------
  Net increase from participant transactions....................................     49,086
                                                                                  ---------
    Total increase in net assets................................................     48,410
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  48,410
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant transfers...........................................................      4,994
Participant withdrawals.........................................................        (58)
                                                                                  ---------
  Net increase in units from participant transactions...........................      4,936
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

AMT PARTNERS PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Neuberger & Berman
 Advisers Management
 Trust-Partners Portfolio at
 value............................  $  23,241
Receivable from Connecticut
 General Life Insurance Company...      1,085
                                    ---------
  Total assets....................     24,326
                                    ---------
LIABILITIES:
Payable for fund shares
 purchased........................      1,085
                                    ---------
  Net assets......................  $  23,241
                                    ---------
                                    ---------
Accumulation units outstanding....      1,924
Net asset value per accumulation
 unit.............................  $12.079554
STATEMENT OF OPERATIONS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk
 charges..........................         15
                                    ---------
  Net investment loss.............        (15)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................          8
Net unrealized gain...............        857
                                    ---------
  Net realized and unrealized gain
   on investments.................        865
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     850
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $     (15)
Net realized gain...............................................................          8
Net unrealized gain.............................................................        857
                                                                                  ---------
  Net increase from operations..................................................        850
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load**......................................      2,943
Participant transfers...........................................................     19,642
Participant withdrawals.........................................................       (194)
                                                                                  ---------
  Net increase from participant transactions....................................     22,391
                                                                                  ---------
    Total increase in net assets................................................     23,241
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  23,241
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................        273
Participant transfers...........................................................      1,668
Participant withdrawals.........................................................        (17)
                                                                                  ---------
  Net increase in units from participant transactions...........................      1,924
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 through August 1, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

QUEST GLOBAL EQUITY PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Quest for Value
 Accumulation Trust-Global Equity
 Portfolio at value...............  $  62,285
                                    ---------
  Total assets....................  $  62,285
                                    ---------
                                    ---------
Accumulation units outstanding....      6,197
Net asset value per accumulation
 unit.............................  $10.050817
STATEMENT OF OPERATIONS
PERIOD FROM SEPTEMBER 12, 1995* TO DECEMBER
31, 1995
INVESTMENT INCOME:
Dividends.........................  $     181

EXPENSES:
Mortality and expense risk
 charges..........................         58
                                    ---------
  Net investment income...........        123
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital distribution from
 portfolio sponsor................      1,262
Realized gain on share
 transactions.....................         --
                                    ---------
  Net realized gain...............      1,262
  Net unrealized loss.............       (981)
                                    ---------
    Net realized and unrealized
     gain on investments..........        281
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     404
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM SEPTEMBER 12, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment income...........................................................  $     123
Net realized gain...............................................................      1,262
Net unrealized loss.............................................................       (981)
                                                                                  ---------
  Net increase from operations..................................................        404
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant transfers...........................................................     62,563
Participant withdrawals.........................................................       (682)
                                                                                  ---------
  Net increase from participant transactions....................................     61,881
                                                                                  ---------
    Total increase in net assets................................................     62,285
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $  62,285
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant transfers...........................................................      6,245
Participant withdrawals.........................................................        (48)
                                                                                  ---------
  Net increase in units from participant transactions...........................      6,197
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

QUEST MANAGED PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Quest for Value
 Accumulation Trust-Managed
 Portfolio at value...............  $   3,320
                                    ---------
  Total assets....................  $   3,320
                                    ---------
                                    ---------
Accumulation units outstanding....        271
Net asset value per accumulation
 unit.............................  $12.250674
STATEMENT OF OPERATIONS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk
 charges..........................          7
                                    ---------
  Net investment loss.............         (7)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................          3
Net unrealized gain...............        413
                                    ---------
  Net realized and unrealized gain
   on investments.................        416
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     409
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 5, 1995* TO DECEMBER 31, 1995
OPERATIONS:
Net investment loss.............................................................  $      (7)
Net realized gain...............................................................          3
Net unrealized gain.............................................................        413
                                                                                  ---------
  Net increase from operations..................................................        409
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits net of premium load**......................................      1,867
Participant transfers...........................................................      1,268
Participant withdrawals.........................................................       (224)
                                                                                  ---------
  Net increase from participant transactions....................................      2,911
                                                                                  ---------
    Total increase in net assets................................................      3,320
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $   3,320
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits............................................................        182
Participant transfers...........................................................        108
Participant withdrawals.........................................................        (19)
                                                                                  ---------
  Net increase in units from participant transactions...........................        271
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.
**Premium load reduced by $22 due to waiver of 1.15% of premium load from May 5, 1995 through August 1, 1995.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

QUEST SMALL CAP PORTFOLIO SUB-ACCOUNT
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investment in Quest for Value
 Accumulation Trust-Small Cap
 Portfolio at value...............  $   4,145
                                    ---------
  Total assets....................  $   4,145
                                    ---------
                                    ---------
Accumulation units outstanding....        405
Net asset value per accumulation
 unit.............................  $10.235194
STATEMENT OF OPERATIONS
PERIOD FROM SEPTEMBER 26, 1995* TO DECEMBER
31, 1995
INVESTMENT INCOME:
Dividends.........................  $      --

EXPENSES:
Mortality and expense risk
 charges..........................          3
                                    ---------
  Net investment loss.............         (3)
                                    ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain.................          1
Net unrealized gain...............        186
                                    ---------
  Net realized and unrealized gain
   on investments.................        187
                                    ---------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................  $     184
                                    ---------
                                    ---------

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM SEPTEMBER 26, 1995* TO DECEMBER 31, 1995
OPERATIONS
Net investment loss.............................................................  $      (3)
Net realized gain...............................................................          1
Net unrealized gain.............................................................        186
                                                                                  ---------
  Net increase from operations..................................................        184
                                                                                  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant transfers...........................................................      4,095
Participant withdrawals.........................................................       (134)
                                                                                  ---------
  Net increase from participant transactions....................................      3,961
                                                                                  ---------
    Total increase in net assets................................................      4,145
                                                                                  ---------
NET ASSETS:
Beginning of period.............................................................         --
                                                                                  ---------
End of period...................................................................  $   4,145
                                                                                  ---------
                                                                                  ---------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant transfers...........................................................        419
Participant withdrawals.........................................................        (14)
                                                                                  ---------
  Net increase in units from participant transactions...........................        405
                                                                                  ---------
                                                                                  ---------

* Date deposits first received.

   The Notes to Financial Statements are an integral part of these statements

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION
    CG Variable Life Insurance Separate Account I (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of sixteen portfolios (mutual funds) of six diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

ALGER AMERICAN FUND: --
                Alger American Growth Portfolio
                Alger American Leveraged AllCap Portfolio
                Alger American MidCap Growth Portfolio
                Alger American Small Capitalization Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND: --
                Equity-Income Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II: --
                Asset Manager Portfolio
                Investment Grade Bond Portfolio
MFS VARIABLE INSURANCE TRUST: --
                MFS Total Return Series
                MFS Utilities Series
                MFS World Governments Series
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST: --
                AMT Balanced Portfolio
                AMT Limited Maturity Bond Portfolio*
                AMT Partners Portfolio
QUEST FOR VALUE ACCUMULATION TRUST: --
                Quest Global Equity Portfolio
                Quest Managed Portfolio
                Quest Small Cap Portfolio

* Not active. As of December 31, 1995, deposits not received.

2. SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

  A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 29, 1995, the last business day of 1995. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

  B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

  C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

3. INVESTMENTS
    Total shares held and cost of investments at December 31, 1995 were:

---------------------------------------------------------------------------------------------------------
                                                                                                Cost Of
Sub-Account                                                                     Shares Held   Investments
---------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio..............................................        1,105     $  34,007
Alger American Leveraged AllCap Portfolio....................................          325         4,831
Alger American MidCap Growth Portfolio.......................................          662        12,365
Alger American Small Capitalization Portfolio................................        1,503        63,455
Fidelity Equity-Income Portfolio.............................................        2,909        53,199
Fidelity Asset Manager Portfolio.............................................        1,562        23,865
Fidelity Investment Grade Bond Portfolio.....................................        3,002        36,855
MFS Total Return Series......................................................          694         8,342
MFS Utilities Series.........................................................          111         1,476
MFS World Governments Series.................................................        2,012        22,128
AMT Balanced Portfolio.......................................................        2,763        49,031
AMT Partners Portfolio.......................................................        1,757        22,384
Quest Global Equity Portfolio................................................        5,365        63,266
Quest Managed Portfolio......................................................          110         2,907
Quest Small Cap Portfolio....................................................          208         3,959
---------------------------------------------------------------------------------------------------------

    Total purchases and sales of shares of each mutual fund, for the periods noted, amounted to:

----------------------------------------------------------------------------------------------------------
Sub-Account                                                Period                    Purchases     Sales
----------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio..........       May 5, 1995** to December 31, 1995   $  34,242   $     232
Alger American Leveraged AllCap
 Portfolio...............................       May 5, 1995** to December 31, 1995       6,237       1,418
Alger American MidCap Growth Portfolio...       May 5, 1995** to December 31, 1995      12,557         193
Alger American Small Capitalization
 Portfolio...............................       May 5, 1995** to December 31, 1995      64,932       1,462
Fidelity Equity-Income Portfolio.........       May 5, 1995** to December 31, 1995      54,496       1,295
                                               November 16, 1995** to December 31,
Fidelity Asset Manager Portfolio.........                                     1995      23,886          21
Fidelity Investment Grade Bond                 November 16, 1995** to December 31,
 Portfolio...............................                                     1995      36,878          23
MFS Total Return Series..................  October 10, 1995** to December 31, 1995       8,375          34
                                               December 26, 1995** to December 31,
MFS Utilities Series.....................                                     1995       1,476          --
MFS World Governments Series.............       May 5, 1995** to December 31, 1995      22,232         104
                                              September 12, 1995** to December 31,
AMT Balanced Portfolio...................                                     1995      49,357         326
AMT Partners Portfolio...................       May 5, 1995** to December 31, 1995      23,600       1,224
                                              September 12, 1995** to December 31,
Quest Global Equity Portfolio............                                     1995      63,665         399
Quest Managed Portfolio..................       May 5, 1995** to December 31, 1995       3,059         155
                                              September 26, 1995** to December 31,
Quest Small Cap Portfolio................                                     1995       4,083         125
----------------------------------------------------------------------------------------------------------

**Date deposits first received.

4. CHARGES AND DEDUCTIONS
    CG Life charges each variable sub-account, for mortality and expense risks, a daily deduction, equivalent to .45% per year during the first ten policy years and .25% per year thereafter. The mortality and expense risk charges, for each sub-account, are reported on the Statements of Operations.

    CG Life deducts a premium load of 3.5% of each premium payment to cover state taxes and federal income tax liabilities. From inception through August 1, 1995, CG Life deducted only 2.35%, from each premium payment, as premium load.

    CG Life charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, both of which are included in participant withdrawals, for variable sub-accounts for the periods noted, amounted to:

-----------------------------------------------------------------------------------------------------------
                                                                                                   Cost of
                                                                       Premium   Administrative   Insurance
Sub-Account                                  Period                     Loads         Fees        Deduction
-----------------------------------------------------------------------------------------------------------
Alger American Growth
 Portfolio................         May 5, 1995** to December 31, 1995   $119***       $54           $290
Alger American Leveraged
 AllCap Portfolio.........         May 5, 1995** to December 31, 1995     92***        27            170
Alger American MidCap
 Growth Portfolio.........         May 5, 1995** to December 31, 1995    119***        43            235
Alger American Small
 Capitalization
 Portfolio................         May 5, 1995** to December 31, 1995     84***        55            744
Fidelity Equity-Income
 Portfolio................         May 5, 1995** to December 31, 1995     76***        47            695
Fidelity Asset Manager
 Portfolio................   November 16, 1995** to December 31, 1995                   9             55
Fidelity Investment Grade
 Bond Portfolio...........   November 16, 1995** to December 31, 1995                   6             49
MFS Total Return Series...    October 10, 1995** to December 31, 1995     77           15             15
MFS World Governments
 Series...................         May 5, 1995** to December 31, 1995     44***        14            104
AMT Balanced Portfolio....  September 12, 1995** to December 31, 1995                  26            545
AMT Partners Portfolio....         May 5, 1995** to December 31, 1995     84***        26            168
Quest Global Equity
 Portfolio................  September 12, 1995** to December 31, 1995                  33            649
Quest Managed Portfolio...         May 5, 1995** to December 31, 1995     44***        27            197
Quest Small Cap
 Portfolio................  September 26, 1995** to December 31, 1995                  19            115
-----------------------------------------------------------------------------------------------------------

** Date deposits first received.
***Premium load charges of $22 for each variable sub-account totalling $176 were waived, from May 5, 1995** to August 1, 1995.

    CG Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. No full surrender charges or partial surrender administrative charges were paid to CG Life, attributable to the variable sub-accounts, for the periods ended December 31, 1995.

5. DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6. DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Life Insurance Separate Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund -- Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, and Alger American Small Capitalization Portfolio; Fidelity Variable Insurance Products Fund -- Fidelity Equity-Income Portfolio; Fidelity Variable Insurance Products Fund II -- Fidelity Asset Manager Portfolio and Fidelity Investment Grade Bond Portfolio; MFS Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS World Government Series; Neuberger & Berman Advisers Management Trust -- AMT Balanced Portfolio and AMT Partners Portfolio; Quest for Value Accumulation Trust -- Quest Global Equity Portfolio, Quest Managed Portfolio and Quest Small Cap Portfolio (constituting the CG Variable Life
Insurance Separate Account I, hereafter referred to as "the Account") at December 31, 1995, and the results of each of their operations and the changes in each of their net assets for the periods since inception (as indicated in the financial statements) through December 31, 1995, in conformity with generally accepted accounting priniciples. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting priniciples used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 26, 1996

The mutual fund annual reports are incorporated herein by reference. Each of them has been electronically filed with the Securities and Exchange Commission in connection with the named entity's status as a registered investment company under the Investment Company Act of 1940:

1. The Alger American Fund Annual Report, December 31, 1995, consisting of 30 partially numbered pages. Filed: February 29, 1996, Form Type N-30D, Registration Statement 811-5550

2. Variable Insurance Products Fund Annual Report, December 31, 1995, consisting of 51 partially numbered pages. Filed: February 15, 1996, Form Type N-30D, Registration Statement 811-3329

                                     and
         Variable Insurance Products Fund II Annual Report, December 31, 1995, consisting of 55 partially numbered pages. Filed February 15, 1996, Form Type N-30D, Registration Statement 811-05511

3. MFS - Registered Trademark - Variable Insurance Trust
          3(a) MFS - Registered Trademark - Total Return Series Annual Report, December 31, 1995, consisting of 19 partially numbered pages
          3(b) MFS - Registered Trademark - Utilities Series Annual
          Report, December 31, 1995, consisting of 19 partially numbered pages
          3(c) MFS - Registered Trademark - World Governments Series Annual Report, December 31, 1995, consisting of 19 partially numbered pages
Filed March 8, 1996, Form Type N-30D, Registration Statement 811-8326

4. Neuberger&Berman Advisers Management Trust
          4(a) Balanced Portfolio Annual Report, December 31, 1995, consisting of 25 partially numbered pages
          4(b) Maturity Bond Portfolio Annual Report, December 31, 1995, consisting of 23 partially numbered pages
          4(c) Partners Portfolio Annual Report, December 31, 1995, consisting of 24 partially numbered pages
Filed February 28, 1996, Form Type N-30D, Registration Statement 811-04255

5. Quest for Value Accumulation Trust Annual Report, December 31, 1995, consisting of 41 unnumbered pages. Filed February 27, 1996, Form Type N-30D, Registration Statement 811-8512

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CIGNA INDIVIDUAL
INSURANCE
A BUSINESS OF CARING
                                                                    550537 2/96

CIGNA INDIVIDUAL INSURANCE IS A DIVISION OF CIGNA CORPORATION